Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 26,094	$ 17,665	$ 21,986
Restricted Cash	360	360
Short-term bank deposits		3,054	31,164
Other current assets	517	1,070	1,697
Total current assets	26,971	22,149	54,847
Non-current assets:
Restricted bank deposits			362
Long-term prepaid expenses			182
Funds in respect of employee rights upon retirement	340	368	415
Property, plant and equipment, net	802	6,601	6,847
Operating lease right-of-use assets		541	2,008
Total non-current assets	1,142	7,510	9,814
Total assets	28,113	29,659	64,661
Accounts payable and accruals:
Trade	1,100	808	4,331
Other	6,655	5,359	4,408
Deferred revenue			658
Current maturity of operating leases liability		564	529
Total current liabilities	7,755	6,731	9,926
Non-current liabilities:
Liability for employee rights upon retirement	459	477	546
Operating lease liability			1,823
Other non-current liability			188
Total non-current liabilities	459	477	2,557
Commitments (Note 8)
Total liabilities	8,214	7,208	12,483
Ordinary shares subject to possible redemption, as of December 31, 2022 and December 31, 2021, zero and 615,366 shares, respectively, at redemption value (Note 9)			1,598
Shareholders’ equity:
Ordinary shares, NIS 0.01 par value; 200,000,000 Authorized as of March 31, 2023 and December 31, 2022; 69,750,117 shares issued and outstanding as of March 31, 2023 and December 31, 2022,	174	174	171
Additional paid in capital	316,741	316,654	309,355
Warrants			3,127
Accumulated deficit	(297,016)	(294,377)	(262,073)
Total equity	19,899	22,451	50,580
Total liabilities and equity	$ 28,113	$ 29,659	$ 64,661